Product Returns Liability (Tables)	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$42.0	$46.0	$55.6
Expenditures	(40.6)	(43.6)	(44.9)
Provisions, net	36.2	39.6	35.3

End of period	$37.6	$42.0	$46.0